UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND


[LOGO OMITTED]
ACADIAN

ACADIAN EMERGING MARKETS PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2006
--------------------------------------------------------------------------------






                                       INVESTMENT ADVISER:
                                       ACADIAN ASSET MANAGEMENT, INC.


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter......................................................     1

Schedule of Investments...................................................     5

Statement of Assets and Liabilities.......................................    14

Statement of Operations...................................................    15

Statement of Changes in Net Assets........................................    16

Financial Highlights......................................................    17

Notes to Financial Statements.............................................    18

Report of Independent Registered Public Accounting Firm...................    27

Disclosure of Portfolio Expenses..........................................    28

Trustees and Officers of The Advisors' Inner Circle Fund..................    30

Board Considerations in Approving the Advisory Agreement..................    38

Notice to Shareholders....................................................    41

--------------------------------------------------------------------------------


The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2006

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2005 to October 31, 2006, focusing on the portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the twelve months ended October 31, 2006, the Acadian Emerging Markets Portfolio returned 42.04%, versus 37.74% for the IFC Investable Index, a widely followed emerging markets benchmark.

ECONOMIC AND MARKET CONDITIONS

Emerging equity markets, as measured by the IFC index, rose 37.74% in USD terms over the year, with many countries up strongly across a wide range of geographic regions. These gains were realized despite significant volatility in markets over the period. The first six months were solid, fueled by positive world economic news and high prices for energy and commodities. In May and June, however, there was a sharp correction in the emerging asset class as investors reacted to rising interest rates and concerns grew about geopolitical stability and the sustainability of economic growth. As interest rate increases moderated in the fall, emerging markets revived, and many recovered the ground lost in the spring correction. The net result for the year ending October was very strong equity returns in most emerging countries, with Asian economic powerhouses China and India among the top gainers. Other markets posting robust returns included Indonesia, Russia, Mexico, Poland, Brazil, Korea and South Africa. Hungary and Israel were among the markets that had the lowest returns, but even these markets ended the year in positive territory. The diversity of the highest-returning markets, which represent every major emerging region, supports the view that the asset class is on firm footing and poised for continued expansion.

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 emerging markets and over 5000 stocks. Our emerging markets process emphasizes country selection but also examines a variety of factors at the stock level. As a result, the portfolio was invested in 18 emerging equity markets, with benchmark-relative overweightings in such markets as Taiwan, Korea, Turkey, China and Poland. The portfolio was underweighted in India, Mexico, Israel, Chile and South Africa.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

The resulting portfolio had what we believe to be very attractive valuation characteristics, with a price/book value, price/sales ratio and price/earnings ratio all lower than the benchmark index. The portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC index, mainly from avoiding some of the largest benchmark stocks in the size range of $50 billion and higher. The portfolio had relatively more assets in the mid-size $10-$50 billion capitalization range, and fewer assets than the benchmark in the smallest-size range of $3 billion and below.

COMMENTARY ON THE FUND'S INVESTMENT PERFORMANCE

The Acadian Emerging Markets Portfolio returned 42.04% for the twelve months ended October 31, 2006, versus 37.74% for the IFC Investable Index. The portfolio gained 430 basis points of value, mostly from active stock selection. Specific investments impacting performance included the following:

HELPED PORTFOLIO

   o Stock selection in Korea and Taiwan
   o Stock selection and overweighting in China
   o Underweightings in Israel, Hungary, Chile and Thailand
   o Stock selection in Brazil and Mexico
   o Stock selection in the Philippines
   o Underweighting in South Africa

HURT PORTFOLIO

   o Stock selection in Poland
   o Overweighting and stock selection in Turkey
   o Underweighting and stock selection in India
   o Stock selection in Russia
   o Stock selection in Indonesia
   o Underweighting in Mexico

CURRENT OUTLOOK

Asian emerging markets are mostly positive, with South Korea's forecast topping our framework. We anticipate strong performance from this market, given its attractive valuations and favorable risk environment. The Bank of Korea announced that it would switch its inflation target from core inflation (which excludes oil and agricultural products) to headline inflation. This suggests that monetary policy going forward will be more sensitive to volatility in global commodity prices. Taiwan is anticipated to outperform based on favorable valuations, while China looks appealing due to a combination of lower risk, accommodative monetary policy and long-term mean revision. Thailand is also forecasted to outperform, despite the bloodless coup that ousted the country's prime minister, Thaskin Shinawatra. We do not anticipate that the political upheaval will negatively impact the equity market.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

European and African emerging markets' forecasts are mostly negative within our framework. Russia is expected to underperform, as lower international oil prices and the impact of ruble appreciation will likely inhibit overall growth. Hungary also looks unattractive, as misleading reports about past reform efforts and future plans, combined with considerable current-account deficits and rising levels of foreign currency debts among households and businesses, have led to significant risks to the country's economy and currency. South Africa also remains unattractive.

Latin American emerging markets' forecasts are mixed within our framework. Brazil has seen domestic consumption and investment adversely impacted by that country's high interest rates. However, there are a number of attractive individual stocks within this diverse market. Mexico looks unattractive, as economic performance continues to be closely tied to the economic cycle of the U.S. and higher commodity prices are expected to drive inflation upwards. Venezuela is also expected to underperform. Here, a combination of oil revenues leveling off, political and legal uncertainty and the preservation of distortionary price and exchange controls will likely result in a slowdown in private investment and GDP growth.

If we can provide any further information, please contact me at (617) 850-3500.

Sincerely,


/s/ Churchill G. Franklin


Churchill G. Franklin
Executive Vice President

This represents the manager's assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $100,000 Investment

                        ---------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                        FOR PERIOD ENDED OCTOBER 31, 2006
                        ---------------------------------
                         1 Year     5 Years    10 Years
                        ---------------------------------
                         42.04%      36.37%     12.70%
                        ---------------------------------


[LINE GRAPH OMITTED]
Plot Points for Edgar Purposes as follows:

                        Acadian Emerging    IFC Investable
                       Markets Portfolio         Index
10/31/96                   $100,000            $100,000
1997                         94,540              89,960
1998                         60,345              63,998
1999                         85,382              91,638
2000                         80,942              82,392
2001                         70,096              64,999
2002                         83,505              73,436
2003                        130,794             109,272
2004                        172,060             133,148
2005                        232,745             179,071
2006                        330,591             246,653


* If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE
 REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
   OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
     PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                (SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.)

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
Plot Points for EDGAR Purposes are as follows:

21.0%   Energy
18.9%   Basic Materials
14.5%   Financials
14.0%   Communications
13.1%   Technology
 5.7%   Consumer Cyclical
 4.3%   Industrial
 3.4%   Diversified
 3.0%   Utilities
 2.1%   Consumer Non-Cyclical

+ Percentages are based on total investments.

-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 87.6%
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------
ARGENTINA -- 0.0%
   Tenaris ADR ..................................................           8,500    $    328,015
                                                                                     ------------
BRAZIL -- 1.1%
   Arcelor Brasil ...............................................         406,669       7,153,043
   Banco do Brasil ..............................................          37,752         916,066
   Brasil Telecom Participacoes .................................             794              10
   Cia de Bebidas das Americas ..................................           1,032             408
   Cia de Saneamento Basico do Estado de Sao Paulo ..............             138              17
   CPFL Energia .................................................          17,400         221,107
   Embratel Participacoes .......................................             794               3
   Light* .......................................................     100,000,000         859,612
   Natura Cosmeticos ............................................          24,000         330,764
   Seara Alimentos* .............................................             911               2
   Sociedad de Participacoes Cime* (a) ..........................         131,000              --
   Tele Norte Celular Participacoes* ............................             794              --
   Telemig Celular Participacoes ................................             794               3
   Tim Participacoes ............................................           1,529               7
                                                                                     ------------
                                                                                        9,481,042
                                                                                     ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------

CHINA -- 6.4%
   Celestial Nutrifoods Ltd.* ...................................         996,000    $  1,094,084
   China International Marine Containers, Cl B ..................       1,234,100       1,737,677
   China Petroleum & Chemical, Cl H .............................      17,488,000      12,143,351
   Jiangxi Copper, Cl H .........................................         863,000         938,827
   PetroChina, Cl H .............................................      33,918,328      37,378,332
                                                                                     ------------
                                                                                       53,292,271
                                                                                     ------------
HONG KONG -- 8.0%
   China Mobile Hong Kong .......................................       5,955,000      48,395,335
   China Netcom Group Corp Hong Kong ............................       2,897,000       5,148,269
   CNOOC ........................................................      13,518,000      11,368,282
   Cnpc Hong Kong ...............................................       2,890,000       1,449,329
   Denway Motors ................................................         844,000         312,564
                                                                                     ------------
                                                                                       66,673,779
                                                                                     ------------
INDIA -- 0.4%
   Infosys Technologies ADR .....................................          65,200       3,396,920
                                                                                     ------------
INDONESIA -- 0.3%
   Astra International ..........................................         502,500         741,248
   Bank Central Asia ............................................       2,111,000       1,080,598
   Telekomunikasi Indonesia .....................................       1,116,000       1,031,968
                                                                                     ------------
                                                                                        2,853,814
                                                                                     ------------
ISRAEL -- 0.6%
   Bank Hapoalim* ...............................................         453,667       2,261,963
   Bezeq Israeli Telecommunication ..............................         556,943         759,148
   Delek Group ..................................................           1,355         232,018
   Elbit Systems* ...............................................          11,519         363,474
   Teva Pharmaceutical Industries ADR ...........................          38,600       1,272,642
                                                                                     ------------
                                                                                        4,889,245
                                                                                     ------------
MALAYSIA -- 2.6%
   British American Tobacco Malaysia ............................         204,400       2,365,352
   Bumiputra-Commerce Holdings ..................................       1,730,200       3,269,893
   Digi.Com .....................................................         299,000         974,555
   Genting ......................................................         163,500       1,197,925

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------

MALAYSIA -- CONTINUED
   IOI* .........................................................       1,317,300    $  6,205,850
   IOI Properties* ..............................................             500           1,178
   Johor Land ...................................................          50,520          12,869
   Kuala Lumpur Kepong* .........................................          79,850         255,887
   Kulim Malaysia ...............................................         152,400         194,518
   Public Bank ..................................................         259,700         490,805
   Resorts World ................................................         129,900         423,394
   Sime Darby* ..................................................         151,300         254,860
   Telekom Malaysia .............................................         846,900       2,029,684
   Tenaga Nasional* .............................................       1,000,950       2,741,578
   YTL* .........................................................         584,473         880,472
                                                                                     ------------
                                                                                       21,298,820
                                                                                     ------------
MEXICO -- 1.0%
   Grupo Celanese (a) ...........................................          99,000              --
   Grupo Mexico Ser B ...........................................       1,813,977       6,344,347
   Grupo Televisa Ser CPO .......................................          83,000         409,186
   Telefonos de Mexico Ser L ....................................       1,463,300       1,934,171
                                                                                     ------------
                                                                                        8,687,704
                                                                                     ------------
PHILIPPINES -- 1.3%
   International Container Term Services ........................       1,821,700         722,461
   Philippine Long Distance Telephone ...........................         215,991      10,235,718
                                                                                     ------------
                                                                                       10,958,179
                                                                                     ------------
POLAND -- 5.2%
   Bank Pekao ...................................................           9,981         673,924
   Bank Zachodni WBK ............................................           5,366         365,860
   Grupa Lotos ..................................................          18,813         280,204
   KGHM Polska Miedz ............................................         545,028      19,705,011
   Polski Koncern Naftowy Orlen .................................       1,305,441      20,689,130
   Powszechna Kasa Oszczednosci Bank Polski .....................          64,359         812,801
   Telekomunikacja Polska .......................................         142,985       1,052,784
                                                                                     ------------
                                                                                       43,579,714
                                                                                     ------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------

RUSSIA -- 7.3%
   LUKOIL .......................................................         610,480    $ 49,387,832
   MMC Norilsk Nickel ADR .......................................          74,265      10,508,498
   OAO Gazprom ADR ..............................................          30,965       1,311,677
                                                                                     ------------
                                                                                       61,208,007
                                                                                     ------------
SOUTH AFRICA -- 3.2%
   Anglo American PLC ...........................................         133,667       6,099,775
   Anglo Platinum ...............................................          22,056       2,373,551
   Barloworld ...................................................          48,847         948,927
   JD Group .....................................................          26,492         276,793
   Metropolitan Holdings ........................................         147,189         257,646
   Mittal Steel South Africa ....................................         172,641       2,069,528
   Sasol ........................................................          40,799       1,404,984
   Telkom .......................................................         726,408      13,530,722
                                                                                     ------------
                                                                                       26,961,926
                                                                                     ------------
SOUTH KOREA -- 23.4%
   Amorepacific* ................................................             638         330,549
   Asia Cement ..................................................           6,600         266,270
   Daewoo Engineering & Construction ............................          44,820         970,727
   DC Chemical ..................................................          16,680         812,838
   Dongbu Insurance .............................................         974,750      23,232,973
   Dongbu Steel .................................................          78,780         751,919
   Dongkuk Steel Mill ...........................................               8             151
   GS Holdings ..................................................          63,360       2,216,490
   Halim* .......................................................         151,911         416,106
   Hana Financial Group .........................................          96,990       4,474,164
   Honam Petrochemical ..........................................          39,165       2,453,270
   Hynix Semiconductor* .........................................         244,680       8,884,230
   Hyosung ......................................................          51,700       1,095,037
   Hyundai H&S ..................................................         136,047      10,905,137
   Hyundai Mipo Dockyard ........................................          49,060       6,510,776
   Hyundai Steel ................................................         622,620      22,111,306
   Industrial Bank of Korea .....................................          48,560         850,664
   Korea Electric Power .........................................         534,560      20,658,227
   Korea Kumho Petrochemical ....................................          88,620       2,403,908
   Korean Petrochemical Industry ................................           6,310         196,957


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------

SOUTH KOREA -- CONTINUED
   KT ...........................................................         105,250    $  4,776,980
   KT&G .........................................................          45,681       2,822,629
   Kyeryong Construction Industrial .............................          35,332       1,447,941
   LG Telecom ...................................................         314,268       3,636,820
   LIG Non-Life Insurance .......................................         133,350       1,989,136
   LS Cable .....................................................          18,610         782,414
   Pacific ......................................................           3,088         429,481
   POSCO ........................................................         130,021      36,097,772
   Seah Besteel .................................................          19,260         357,841
   Shinhan Financial Group ......................................         259,810      11,985,077
   SK ...........................................................         123,725       9,076,757
   SK Telecom ...................................................          19,143       4,156,220
   SKC ..........................................................          31,480         762,017
   Ssangyong Cement Industrial* .................................          24,966         312,771
   Ssangyong Engineering & Construction .........................          82,000       1,288,460
   TS ...........................................................           9,320         321,584
   Woori Finance Holdings .......................................         160,980       3,443,834
   Youngone .....................................................         421,740       2,256,683
                                                                                     ------------
                                                                                      195,486,116
                                                                                     ------------
TAIWAN -- 17.4%
   Acer .........................................................              14              26
   Advanced Semiconductor Engineering* ..........................       4,384,000       4,065,993
   China Steel ..................................................       2,075,314       1,840,272
   Chunghwa Telecom .............................................       2,372,000       4,077,937
   Compal Communications ........................................         120,000         408,988
   Compal Electronics ...........................................         320,454         269,179
   Compeq Manufacturing* ........................................         848,000         364,470
   Delta Electronics ............................................          82,851         234,897
   Evergreen Marine Tawain ......................................             370             213
   Far Eastern Textile ..........................................      11,861,341       9,015,406
   Far EasTone Telecommunications ...............................       9,723,800      11,144,757
   Farglory Developers ..........................................          44,000          54,278
   High Tech Computer ...........................................       1,248,680      31,071,060
   HON HAI Precision Industry ...................................       2,050,316      13,326,590
   Inventec .....................................................         878,465         635,897
   King Yuan Electronics ........................................         718,506         509,271


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------

TAIWAN -- CONTINUED
   Kinsus Interconnect Technology ...............................          88,000    $    237,816
   Largan Precision .............................................           8,050         160,733
   Macronix International* ......................................       1,815,000         613,120
   MediaTek .....................................................         194,000       1,898,748
   Nanya Technology .............................................       9,233,388       6,544,552
   POU Chen .....................................................         324,000         278,510
   Powerchip Semiconductor ......................................       5,414,043       3,347,546
   Powertech Technology .........................................       1,698,320       4,902,103
   President Chain Store ........................................          90,000         198,703
   ProMOS Technologies* .........................................      25,528,583      10,048,198
   Quanta Storage ...............................................         183,750         238,313
   Ritek* .......................................................       3,877,000         929,638
   Shin Kong Financial Holding ..................................       4,809,826       4,265,085
   Siliconware Precision Industries .............................       5,645,290       7,185,379
   Taiwan Mobile ................................................         532,000         532,722
   Taiwan Semiconductor Manufacturing ...........................       8,036,880      14,786,599
   Tatung* ......................................................         200,000          69,974
   Tung Ho Steel Enterprise .....................................         835,000         692,580
   U-Ming Marine Transport ......................................         438,000         514,556
   Unimicron Technology .........................................          35,520          40,443
   United Microelectronics ......................................      18,704,381      10,464,976
   Wistron ......................................................             273             317
   Ya Hsin Industrial ...........................................         852,583         663,449
                                                                                     ------------
                                                                                      145,633,294
                                                                                     ------------
THAILAND -- 3.0%
   Advanced Info Service ........................................         117,900         289,325
   Aromatics Thailand ...........................................         595,100         567,921
   Bangkok Bank .................................................         326,000       1,022,222
   Banpu ........................................................         122,400         533,988
   IRPC .........................................................       6,260,551       1,220,530
   Krung Thai Bank ..............................................       3,471,800       1,230,631
   PTT ..........................................................       1,399,000       8,468,384
   PTT Exploration & Production .................................         598,300       1,778,179
   Rayong Refinery ..............................................       1,615,200         849,990



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 COMMON STOCK - CONCLUDED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------

THAILAND -- CONTINUED
   RS ...........................................................       3,200,000    $    432,774
   Samart .......................................................       1,640,200         447,226
   Siam Cement ..................................................         139,900         923,130
   Siam Commercial Bank .........................................         942,100       1,679,583
   Siam Steel International .....................................       7,276,900         956,364
   Thai Beverage ................................................       2,193,000         408,537
   Thai Oil .....................................................       2,040,000       3,393,047
   Thoresen Thai Agencies .......................................         826,600         597,271
                                                                                     ------------
                                                                                       24,799,102
                                                                                     ------------
TURKEY -- 6.3%
   Akbank TAS ...................................................       1,639,843       9,344,797
   Dogan Sirketler Grubu Holdings ...............................       1,678,673       7,203,369
   Ford Otomotiv Sanayi .........................................          43,017         304,205
   Haci Omer Sabanci Holding AS .................................       1,340,734       5,661,184
   Petkim Petrokimya Holding* ...................................         118,000         453,690
   Petrol Ofisi .................................................         330,330       1,190,685
   Tupras Turkiye Petrol Rafine .................................         143,257       2,380,240
   Turk Sise ve Cam Fabrikalari AS* .............................       4,051,712      15,717,249
   Turkcell Iletisim Hizmet AS ..................................          93,438         503,597
   Turkiye Is Bankasi, Cl C .....................................       1,032,932       6,701,827
   Yapi ve Kredi Bankasi* .......................................       1,921,557       3,694,033
                                                                                     ------------
                                                                                       53,154,876
                                                                                     ------------
VENEZUELA -- 0.1%
   Cia Anonima Nacional Telefonos de Venezuela, Cl D ............         204,100         565,940
   Cia Anonima Nacional Telefonos de Venezuela, Cl D ADR ........          24,200         469,722
                                                                                     ------------
                                                                                        1,035,662
                                                                                     ------------
   TOTAL COMMON STOCK
     (Cost $451,373,569) ........................................                     733,718,486
                                                                                     ------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 9.6%
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------

BRAZIL -- 9.6%
   Banco Bradesco* ..............................................         849,843    $ 30,210,023
   Banco Itau Holding Financeira ................................         201,100       6,623,476
   Brasil Telecom ...............................................         428,652           1,732
   Brasil Telecom Participacoes .................................              60              --
   Centrais Eletricas Brasileiras, Ser B ........................      31,422,000         629,761
   Cia Brasileira de Distribuicao Grupo Pao de Acucar ...........             921              28
   Cia Brasileira de Petroleo Ipiranga ..........................         104,000         923,149
   Cia de Transmissao de Energia Eletrica Paulista ..............             476               6
   Elektro Eletricidade e Servicos ..............................             638               3
   Embratel Participacoes .......................................              60              --
   Investimentos Itau ...........................................       2,606,000      11,833,833
   Lojas Americanas .............................................             327              15
   Metalurgica Gerdau* ..........................................         447,339       8,087,830
   Noxville Investimentos Sa (a) ................................             327              --
   Petroleo Brasileiro* .........................................         593,300      11,918,664
   Sao Carlos Empreendinento* ...................................              --               2
   Tam ..........................................................          59,800       1,818,725
   Tele Norte Celular Participacoes .............................              60              --
   Telecomunicacoes de Sao Paulo ................................           9,200         215,935
   Telemig Celular Participacoes ................................              60              --
   Tim Participacoes ............................................             115              --
   Tractebel Energia, Ser B (a) .................................               1              --
   Usinas Siderurgicas de Minas Gerais Ser A ....................         244,700       8,322,429
   Vale do Rio Doce* (a) ........................................          19,960              --
                                                                                     ------------
                                                                                       80,585,611
                                                                                     ------------
   TOTAL PREFERRED STOCK
     (Cost $48,921,669) .........................................                      80,585,611
                                                                                     ------------
-------------------------------------------------------------------------------------------------
RIGHT -- 0.0%
-------------------------------------------------------------------------------------------------
   Tim Participacoes (a)
     (Cost $0) ..................................................               4              --
                                                                                     ------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.3%
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------

   Union Bank of California Diversified Money Market Fund,
     Fiduciary Class 4.46%** (Cost $18,895,330) .................      18,895,330    $ 18,895,330
                                                                                     ------------
   TOTAL INVESTMENTS -- 99.5%
     (Cost $519,190,568) ........................................                    $833,199,427
                                                                                     ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $837,480,824.
   *  NON-INCOME PRODUCING SECURITY
  **  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006.
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
LTD.  LIMITED
 PLC  PUBLIC LIMITED COMPANY
 SER  SERIES
 (A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2006, WAS $0 OR 0.0% OF NET ASSETS.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $519,190,568) .....................  $833,199,427
   Foreign currency, at value (Cost $3,306,736) .................     3,285,556
   Receivable for investment securities sold ....................       198,605
   Receivable for Capital shares sold ...........................       847,525
   Dividends and interest receivable ............................     1,595,982
                                                                   ------------
     Total Assets................................................   839,127,095
                                                                   ------------
LIABILITIES
   Payable for investment securities purchased ..................        16,590
   Payable for Capital shares redeemed ..........................       397,337
   Payable due to Investment Adviser ............................       692,766
   Payable due to Administrator .................................        65,930
   Payable due to Trustee .......................................         2,287
   Chief Compliance Officer Fees Payable ........................           801
   Other accrued expenses .......................................       470,560
                                                                   ------------
     Total Liabilities...........................................     1,646,271
                                                                   ------------
NET ASSETS.......................................................  $837,480,824
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in-Capital...............................................  $361,865,204
   Undistributed net investment income...........................    14,411,457
   Accumulated net realized gain on investments..................   147,209,429
   Net unrealized appreciation on investments....................   314,008,859
   Net unrealized depreciation on foreign currencies and
     translation of other assets and liabilities denominated in
     foreign currencies .........................................       (14,125)
                                                                   ------------
NET ASSETS.......................................................  $837,480,824
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding shares of beneficial interest
     (unlimited authorization -- no par value)...................    26,777,717

Net Asset Value, Offering and Net Redemption Price Per Share --..        $31.28
                                                                         ======




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends......................................................... $ 30,401,840
Less: Foreign Taxes Withheld......................................   (2,620,225)
                                                                   ------------
   TOTAL INCOME...................................................   27,781,615
                                                                   ------------
EXPENSES
Investment Advisory Fees..........................................    8,555,459
Administration Fees...............................................      791,726
Chief Compliance Officer Fees.....................................        6,824
Trustees' Fees....................................................        5,725
Custodian Fees....................................................    1,303,684
Shareholder Servicing Fees........................................      754,027
Transfer Agent Fees...............................................      257,490
Printing Fees.....................................................      109,103
Legal Fees........................................................       34,279
Filing and Registration Fees......................................       21,929
Audit Fees........................................................       19,757
Other Expenses....................................................       47,566
                                                                   ------------
   TOTAL EXPENSES.................................................   11,907,569
LESS:
   Fees Paid Indirectly -- (See Note 4)...........................      (60,021)
                                                                   ------------
   NET EXPENSES...................................................   11,847,548
                                                                   ------------
NET INVESTMENT INCOME.............................................   15,934,067
                                                                   ------------
NET REALIZED GAIN (LOSS) ON:
   Investments....................................................  148,168,820
   Foreign Currency Transactions..................................   (1,520,680)
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS..............................  146,648,140
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments....................................................  113,206,700
   Foreign Currency Transactions..................................      (12,588)
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION.............................  113,194,112
                                                                   ------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS.........  259,842,252
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............. $275,776,319
                                                                   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED       YEAR ENDED
                                                                   OCTOBER 31,      OCTOBER 31,
                                                                      2006             2005
                                                                  ------------     ------------
OPERATIONS:
   Net Investment Income .....................................   $  15,934,067    $  13,302,880
   Net Realized Gain on Investments and
     Foreign Currency Transactions ...........................     146,648,140       63,892,739
   Net Change in Unrealized Appreciation on
     Investments and Foreign Currency Transactions ...........     113,194,112      113,022,121
                                                                 -------------    -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......     275,776,319      190,217,740
                                                                 -------------    -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .....................................     (11,586,612)      (2,690,895)
   Net Realized Gains ........................................     (65,510,853)     (14,319,967)
                                                                 -------------    -------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS .......................     (77,097,465)     (17,010,862)
                                                                 -------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................................     191,075,490      207,528,148
   Reinvestment of Distributions .............................      68,748,739       15,956,499
   Redemption Fees -- (See Note 2) ...........................          74,348          138,946
   Redeemed ..................................................    (324,113,357)    (239,407,105)
                                                                 -------------    -------------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..............................     (64,214,780)     (15,783,512)
                                                                 -------------    -------------
     TOTAL INCREASE IN NET ASSETS ............................     134,464,074      157,423,366
                                                                 -------------    -------------
NET ASSETS:
   Beginning of Year .........................................     703,016,750      545,593,384
                                                                 -------------    -------------
   End of Year (including undistributed net investment
     income of $14,411,457 and $11,584,681, respectively) ....   $ 837,480,824    $ 703,016,750
                                                                 =============    =============
SHARE TRANSACTIONS:
   Issued ....................................................       6,567,125        9,678,822
   Reinvestment of Distributions .............................       2,720,027          807,491
   Redeemed ..................................................     (11,384,827)     (11,104,928)
                                                                 -------------    -------------
   NET INCREASE/DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ......................................      (2,097,675)       (618,615)
                                                                 =============    =============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEARS ENDED OCTOBER 31,
                                        ------------------------------------------------------------------
                                          2006           2005           2004          2003         2002(1)
                                        --------       --------       --------      --------      --------
Net Asset Value,
  Beginning of Period ..............    $  24.35       $  18.50       $  14.11      $   9.06       $  7.61
                                        --------       --------       --------      --------       -------
Income from Operations
  Net Investment Income ............        0.53*          0.44*          0.19*         0.09*         0.13
  Net Realized and Unrealized Gain .        9.04           5.95           4.21          4.99          1.26
                                        --------       --------       --------      --------       -------
  Total from Operations ............        9.57           6.39           4.40          5.08          1.39
                                        --------       --------       --------      --------       -------
Payment by Affiliate ...............          --             --           0.00**          --            --
                                        --------       --------       --------      --------       -------
Redemption Fees ....................        0.00**         0.00**         0.04          0.02          0.07
                                        --------       --------       --------      --------       -------
Dividends and Distributions:
  Net Investment Income ............       (0.37)         (0.08)         (0.05)        (0.05)        (0.01)
  Net Realized Gains ...............       (2.27)         (0.46)            --            --            --
                                        --------       --------       --------      --------       -------
  Total Dividends and
    Distributions ..................       (2.64)         (0.54)         (0.05)        (0.05)        (0.01)
                                        --------       --------       --------      --------       -------
Net Asset Value, End of Period .....    $  31.28       $  24.35       $  18.50      $  14.11       $  9.06
                                        ========       ========       ========      ========       =======
TOTAL RETURN+ ......................       42.04%         35.27%         31.55%        56.63%        19.13%
                                        ========       ========       ========      ========       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (Thousands) ......................    $837,481       $703,017       $545,593      $163,215       $39,625
Ratio of Expenses to Average
  Net Assets .......................        1.39%(2)       1.47%(2)       1.60%         1.85%         2.15%
Ratio of Net Investment Income
  to Average Net Assets ............         1.86%         2.01%          1.14%         0.84%         1.56%
Portfolio Turnover Rate ............          40%            54%            94%          110%          192%
  *  PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
 **  AMOUNT WAS LESS THAN $0.01 PER SHARE.
  +  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE
     DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF
     PORTFOLIO SHARES. THERE WAS NO EFFECT ON THE TOTAL RETURN OF THE PORTFOLIO RESULTING FROM THE PAYMENT
     BY AFFILIATE IN 2004.
(1)  ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO ACQUIRED THE
     ASSETS AND LIABILITIES OF THE UAM ACADIAN EMERGING MARKETS PORTFOLIO, A SERIES OF THE UAM FUNDS, INC.
     THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO PRIOR TO THE
     ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM ACADIAN EMERGING MARKETS PORTFOLIO.
(2)  THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR YEARS ENDED OCTOBER 31, 2006 AND OCTOBER 31, 2005,
     EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD
     HAVE BEEN 1.38% AND 1.46%, RESPECTIVELY.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

As of December 8, 2004, the Portfolio was closed to new investors.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

     identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's Administrator monitors price movements among certain selected indices, secu-

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

     rities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for any Portfolio holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and may request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

     gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2006, the Portfolio had no open forward foreign currency contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2006, there were $74,348 in redemption fees retained.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATIVE SERVICES, DISTRIBUTION AGREEMENTS, SHAREHOLDER SERVICING, AND CUSTODIAN AGREEMENT:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2006, the Portfolio made purchases of $328,201,443 and sales of $445,663,101 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are primarily due to foreign currency gains and losses for tax purposes. Permanent book and tax differences resulted in a reclassification of $(1,520,679) from undistributed net investment income and a reclassification of $1,520,679 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the last two years were as follows:

                         ORDINARY           LONG-TERM
                          INCOME          CAPITAL GAIN              TOTAL
                       -------------   ------------------    ------------------
2006                   $31,142,478         $45,954,987           $77,097,465
2005                     7,266,836           9,744,026            17,010,862

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

     Undistributed Ordinary Income                               $ 20,164,187
     Undistributed Long-Term Capital Gain                         142,502,748
     Net Unrealized Appreciation                                  312,948,685
                                                                 ------------
     Total Distributable Earnings                                $475,615,620
                                                                 ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2006, there were no capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at October 31, 2006, were as follows:

     FEDERAL TAX          APPRECIATED         DEPRECIATED        NET UNREALIZED
        COST              SECURITIES          SECURITIES          APPRECIATION
   ---------------      ---------------     ---------------      ---------------
    $520,236,617         $316,710,714        $(3,747,904)         $312,962,810

8. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At October 31, 2006, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9. OTHER:

At October 31, 2006, 51% of total shares outstanding were held by one record shareholder. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

In September 2006, the FASB issued STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Acadian Emerging Markets Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 19, 2006

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.




                            BEGINNING         ENDING                    EXPENSES
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             5/1/06          10/31/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACADIAN EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN   $1,000.00         $1,179.70        1.40%       $7.69
HYPOTHETICAL 5% RETURN     1,000.00          1,018.15        1.40         7.12
--------------------------------------------------------------------------------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

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

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the

                                                                            TERM OF
                                          POSITION(S)                      OFFICE AND
 NAME, ADDRESS,                            HELD WITH                       LENGTH OF
     AGE 1                                 THE TRUST                     TIME SERVED 2
---------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                            Chairman                      (Since 1991)
60 yrs. old                               of the Board
                                          of Trustees















---------------------------------------------------------------------------------------




1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------



Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of November 15, 2006.

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                 MEMBER                 HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------
SEI employee 1974-present. Currently           36          Trustee of The Advisors' Inner
performs various services on behalf                        Circle Fund II, Bishop Street Funds,
of SEI Investments for which                               SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                       Daily Income Trust, SEI Index Funds.
Vice President of SEI Investments,                         SEI Institutional International Trust,
1986-1994. Director and Executive                          SEI Institutional Investments Trust,
Vice President of the Administrator                        SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                            SEI Liquid Asset Trust, SEI Tax
                                                           Exempt Trust, SEI Opportunity Master
                                                           Fund, L.P., SEI Opportunity Fund, L.P.,
                                                           SEI Global Master Fund, PLC, SEI
                                                           Global Assets Fund, PLC, SEI Global
                                                           Investments Fund, PLC, SEI Investments
                                                           Global, Limited, SEI Investments Global
                                                           Fund Services Limited, SEI Investments
                                                           (Europe) Ltd., SEI Investments-Unit Trust
                                                           Management (UK) Limited, and SEI
                                                           Global Nominee Ltd.
----------------------------------------------------------------------------------------------------




3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            TERM OF
                                          POSITION(S)                      OFFICE AND
           NAME, ADDRESS,                  HELD WITH                       LENGTH OF
              AGE 1                        THE TRUST                     TIME SERVED 2
---------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                            Trustee                       (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old











---------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                            Trustee                       (Since 1993)
77 yrs. old







---------------------------------------------------------------------------------------
JAMES M. STOREY                             Trustee                       (Since 1994)
75 yrs. old







---------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                 MEMBER                 HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------



Self Employed Consultant since 2003.           36          Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                       and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                      SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                            Limited, SEI Investments Global
Administrator and the Distributor.                         Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                    Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                   SEI Asset Korea Co., Ltd. Trustee of
                                                           The Advisors' Inner Circle Fund II,
                                                           SEI Investments, Bishop Street Funds,
                                                           SEI Asset Allocation Trust, SEI Daily
                                                           Income Trust, SEI Index Funds, SEI
                                                           Institutional International Trust, SEI
                                                           Institutional Investments Trust, SEI
                                                           Institutional Managed Trust, SEI Liquid
                                                           Asset Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------------



Private investor from 1987 to present.         36          Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                         Fund and Bishop Street Funds.
officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
----------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.        36          Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                          Fund II, Bishop Street Funds, SEI Asset
December 1993.                                             Allocation Trust, SEI Daily Income
                                                           Trust, SEI Index Funds, SEI Institutional
                                                           International Trust, SEI Institutional
                                                           Investments Trust, SEI Institutional
                                                           Managed Trust, SEI Liquid Asset Trust
                                                           and SEI Tax Exempt Trust, and the U.S.
                                                           Charitable Gift Trust.
----------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            TERM OF
                                          POSITION(S)                      OFFICE AND
           NAME, ADDRESS,                  HELD WITH                       LENGTH OF
              AGE 1                        THE TRUST                     TIME SERVED 2
---------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.                     Trustee                       (Since 1999)
64 yrs. old












---------------------------------------------------------------------------------------
BETTY L. KRIKORIAN                          Trustee                       (Since 2005)
63 yrs. old


---------------------------------------------------------------------------------------
CHARLES E. CARLBOM                          Trustee                       (Since 2005)
72 yrs. old


---------------------------------------------------------------------------------------
MITCHELL A. JOHNSON                         Trustee                       (Since 2005)
64 yrs. old


---------------------------------------------------------------------------------------




1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                         INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                 MEMBER                 HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------



Chief Executive Officer, Newfound                36          Trustee, State Street Navigator
Consultants, Inc. since April 1997.                          Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                       Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                               of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                           Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                              Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                              Trust, SEI Index Funds, SEI Institutional
Management. Inc., since 1991.                                International Trust, SEI Institutional
                                                             Investments Trust, SEI Institutional
                                                             Managed Trust, SEI Liquid Asset Trust,
                                                             SEI Tax Exempt Trust, SEI Opportunity
                                                             Master Fund, L.P., SEI Absolute Return
                                                             Fund, L.P. and SEI Opportunity
                                                             Fund, L.P.
------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                36          Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                        Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,               36          Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                            The Advisors' Inner Circle Fund II and
CEO and President, United Grocers                            Bishop Street Funds.
Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------
Retired.                                         36          Director, Federal Agricultural Mortgage
                                                             Corporation. Trustee of The Advisors'
                                                             Inner Circle Fund II and Bishop Street
                                                             Funds.
------------------------------------------------------------------------------------------------------




3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           TERM OF
                                         POSITION(S)                      OFFICE AND
  NAME, ADDRESS,                         HELD WITH                        LENGTH OF
      AGE 1                              THE TRUST                       TIME SERVED
--------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                       President                       (Since 2003)
44 yrs. old




--------------------------------------------------------------------------------------
MICHAEL LAWSON                         Controller and                    (Since 2005)
46 yrs. old                       Chief Financial Officer


--------------------------------------------------------------------------------------
RUSSELL EMERY                         Chief Compliance                   (Since 2006)
43 yrs. old                               Officer



--------------------------------------------------------------------------------------
JAMES NDIAYE                           Vice President                    (Since 2004)
38 yrs. old                            and Secretary




--------------------------------------------------------------------------------------
TIMOTHY D. BARTO                  Assistant Vice President               (Since 2000)
38 yrs. old                       and Assistant Secretary



--------------------------------------------------------------------------------------
SOFIA ROSALA                      Assistant Vice President               (Since 2006)
32 yrs. old                       and Assistant Secretary




--------------------------------------------------------------------------------------
NICOLE WELCH                            AML Officer                      (Since 2005)
29 yrs. old






--------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                         PORTFOLIOS
                                                      IN THE ADVISORS'
                                                     INNER CIRCLE FUND
            PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD   OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                          MEMBER         HELD BY BOARD MEMBER
----------------------------------------------------------------------------------------------


Senior Operations Officer, SEI Investments,                 N/A                   N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
----------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting                  N/A                   N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
----------------------------------------------------------------------------------------------
Director of Investment Product Management                   N/A                   N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company                         N/A                   N/A
since 2004. Vice President, Deusche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
----------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant               N/A                   N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
----------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of                   N/A                   N/A
SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments from
2001-2004. Account and Product Consultant
SEI Private Trust Company, 1998-2001.
----------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance                 N/A                   N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
----------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser's assets under management and institutional clientele. They then reviewed positive asset growth in the Fund over the past year resulting from a continued market interest in emerging markets investing. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The Adviser's representative reviewed the investment philosophy for the Fund, noting its emphasis on quantitative analysis and disciplined portfolio construction. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time, and the Adviser's representative commented on Fund performance over one-, three- and five-year periods. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was generally favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund and concluded that such profit was not excessive when considered in the context of current Fund asset levels, the overall expense ratio of the Fund and the favorable performance achieved by the Adviser by

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Fund shareholders. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Fund were sufficiently comparable to the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

                                                                    DIVIDENDS
                                                                 QUALIFYING FOR   QUALIFYING
                                                                    CORPORATE      DIVIDEND
                    LONG (15%)      ORDINARY                        DIVIDENDS     INCOME (15%      FOREIGN
                   CAPITAL GAIN      INCOME           TOTAL         RECEIVABLE     TAX RATE          TAX
                   DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)    FOR QDI) (2)   CREDIT (3)
                   ------------   -------------   -------------  --------------   -------------   ----------
Acadian Emerging
Markets Portfolio     57.64%         42.36%          100.00%          0.00%          30.13%          7.76%

(1)  Qualifying  dividends  represent  dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2)  The percentage in this column  represents the amount of "Qualifying  Dividend Income" as created by the
     Jobs and Growth Tax Relief  Reconciliation  Act of 2003 and is reflected  as a percentage  of "Ordinary
     Income  Distributions."  It is the intention of the  aforementioned  Portfolio to designate the maximum amount permitted by the law.

(3)  Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."

     Your Portfolio intends to pass through a foreign tax credit to shareholders.  For the fiscal year ended
     October 31,  2006,  the total  amount of foreign  source  income was  $19,690,501.  The total amount of foreign taxes paid was  $2,620,225.  Your allocable share of the foreign tax credit will be reported on
     Form 1099 DIV.

     The  information  reported  herein may differ from the  information  and  distributions  taxable to the shareholders for the calendar year ending December 31, 2006. Complete  information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








    This information must be preceded or accompanied by a current prospectus for the Portfolio described.




ACA-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------


Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)       Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process.

(b) Except for the instance noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)      Officer   certifications   as  required  by  Rule  30a-2(b)  under  the
         Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ------------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      ------------------------------
                                               James F. Volk, President
Date:  December 29, 2006

                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.